Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity File Number	001-41870
Entity Registrant Name	Diversified Energy Company PLC
Entity Address, Address Line One	1600 Corporate Drive
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35242
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Fiscal Year Focus	2024
Entity Central Index Key	0001922446
Document Period End Date	Aug. 15, 2024
Current Fiscal Year End Date	--12-31